EMPLOYEE BENEFITS (Details 18) - Post Employment Healthcare Benefits [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Year 1	R$ 66,468	R$ 57,627
Year 2	62,452	54,710
Year 3	58,572	51,820
Year 4	54,760	48,925
Year 5	51,020	46,015
Next 5 years	202,310	187,093
Total forecast payments	R$ 495,582	R$ 446,190